T. ROWE PRICE CREDIT OPPORTUNITIES FUND
February 29, 2020 (Unaudited)

Portfolio of Investments‡	Par/Shares	$ Value
(Amounts in 000s)
CORPORATE BONDS 72.0%
Aerospace & Defense 0.6%
Moog, 4.25%, 12/15/27 (1)	90	91
TransDigm, 6.25%, 3/15/26 (1)	360	381
		472

Automotive 1.7%
Ford Motor Credit, 5.085%, 1/7/21	235	241
Ford Motor Credit, 5.75%, 2/1/21	235	241
Panther BF Aggregator 2, 6.25%, 5/15/26 (1)	140	144
Panther BF Aggregator 2, 8.50%, 5/15/27 (1)	335	341
Tesla, 5.30%, 8/15/25 (1)	299	298
		1,265

Broadcasting 4.5%
Clear Channel Worldwide Holdings, 5.125%, 8/15/27 (1)	150	150
Clear Channel Worldwide Holdings, 9.25%, 2/15/24 (1)	813	864
Diamond Sports Group, 5.375%, 8/15/26 (1)	175	161
iHeartCommunications, 5.25%, 8/15/27 (1)	215	223
iHeartCommunications, 6.375%, 5/1/26	181	194
iHeartCommunications, 8.375%, 5/1/27	1,028	1,115
Lions Gate Capital Holdings, 6.375%, 2/1/24 (1)	155	151
Nexstar Broadcasting, 5.625%, 7/15/27 (1)	200	207
Terrier Media Buyer, 8.875%, 12/15/27 (1)	295	293
		3,358

Building & Real Estate 0.9%
Greystar Real Estate Partners, 5.75%, 12/1/25 (1)	280	290
Howard Hughes, 5.375%, 3/15/25 (1)	330	337
		627

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE CREDIT OPPORTUNITIES FUND

	Par/Shares	$ Value
(Amounts in 000s)
Cable Operators 11.0%
Altice Financing, 5.00%, 1/15/28 (1)	345	335
Altice Financing, 7.50%, 5/15/26 (1)	200	210
Altice France, 8.125%, 2/1/27 (1)	455	495
Altice Luxembourg, 7.625%, 2/15/25 (1)	45	47
CCO Holdings, 5.00%, 2/1/28 (1)	333	346
CCO Holdings, 5.375%, 6/1/29 (1)	235	250
CCO Holdings, 5.50%, 5/1/26 (1)	725	754
CCO Holdings, 5.75%, 2/15/26 (1)	610	634
CCO Holdings, 5.875%, 5/1/27 (1)	610	637
CSC Holdings, 6.50%, 2/1/29 (1)	745	823
CSC Holdings, 6.625%, 10/15/25 (1)	600	628
CSC Holdings, 7.50%, 4/1/28 (1)	625	703
DISH DBS, 7.75%, 7/1/26	145	155
GCI, 6.625%, 6/15/24 (1)	125	132
Netflix, 5.375%, 11/15/29 (1)	170	185
Netflix, 5.875%, 11/15/28	215	241
Netflix, 6.375%, 5/15/29	260	298
Radiate Holdco, 6.875%, 2/15/23 (1)	335	337
Ypso Finance Bis, 6.00%, 2/15/28 (1)	585	561
Ypso Finance Bis, 10.50%, 5/15/27 (1)	350	402
		8,173

Chemicals 1.2%
Consolidated Energy Finance, 6.875%, 6/15/25 (1)	215	210
Kissner Holdings, 8.375%, 12/1/22 (1)	395	412
PQ, 5.75%, 12/15/25 (1)	245	252
		874

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE CREDIT OPPORTUNITIES FUND

	Par/Shares	$ Value
(Amounts in 000s)
Conglomerates 0.5%
General Electric, Series D, VR, 5.00% (2)(3)	385	374
		374

Consumer Products 0.2%
Energizer Holdings, 7.75%, 1/15/27 (1)	120	130
		130

Container 1.6%
Ardagh Packaging Finance, 5.25%, 8/15/27 (1)	550	559
Reynolds Group Issuer, 7.00%, 7/15/24 (1)	200	202
Trivium Packaging Finance, 5.50%, 8/15/26 (1)	200	207
Trivium Packaging Finance, 8.50%, 8/15/27 (1)	225	237
		1,205

Energy 9.5%
Antero Resources, 5.125%, 12/1/22	440	274
Archrock Partners, 6.25%, 4/1/28 (1)	145	139
Berry Petroleum, 7.00%, 2/15/26 (1)	140	121
Bruin E&P Partners, 8.875%, 8/1/23 (1)	35	18
Callon Petroleum, 8.25%, 7/15/25	305	268
Cheniere Corpus Christi Holdings, 5.125%, 6/30/27	375	410
Cheniere Corpus Christi Holdings, 7.00%, 6/30/24	325	368
Chesapeake Energy, 11.50%, 1/1/25 (1)	91	53
Citgo Holding, 9.25%, 8/1/24 (1)	705	733
CrownRock, 5.625%, 10/15/25 (1)	180	173
DCP Midstream Operating, 6.75%, 9/15/37 (1)	215	226
DCP Midstream Operating, 8.125%, 8/16/30	46	55
EQT, 6.125%, 2/1/25	300	228
EQT, 7.00%, 2/1/30	320	238
Exterran Energy Solutions, 8.125%, 5/1/25	340	333

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE CREDIT OPPORTUNITIES FUND

	Par/Shares	$ Value
(Amounts in 000s)
Gulfport Energy, 6.375%, 1/15/26	95	30
Hess, 7.30%, 8/15/31	475	633
Magnolia Oil & Gas Operating, 6.00%, 8/1/26 (1)	80	80
Matador Resources, 5.875%, 9/15/26	335	299
Nabors Industries, 7.25%, 1/15/26 (1)	85	77
Nabors Industries, 7.50%, 1/15/28 (1)	160	147
PDC Energy, 5.75%, 5/15/26	187	166
QEP Resources, 5.625%, 3/1/26	219	175
Range Resources, 9.25%, 2/1/26 (1)	170	115
Seven Generations Energy, 5.375%, 9/30/25 (1)	345	314
Seven Generations Energy, 6.75%, 5/1/23 (1)	225	223
Targa Resources Partners, 6.50%, 7/15/27	150	157
Targa Resources Partners, 6.875%, 1/15/29	260	281
Transocean Guardian, 5.875%, 1/15/24 (1)	342	336
USA Compression Partners, 6.875%, 9/1/27	205	198
Vine Oil & Gas, 9.75%, 4/15/23 (1)	237	102
Whiting Petroleum, 5.75%, 3/15/21	160	91
		7,061

Entertainment & Leisure 1.3%
AMC Entertainment Holdings, 5.875%, 11/15/26	240	191
AMC Entertainment Holdings, 6.125%, 5/15/27	190	150
Cedar Fair, 5.25%, 7/15/29 (1)	100	100
Cedar Fair, 5.375%, 4/15/27	190	195
Live Nation Entertainment, 4.75%, 10/15/27 (1)	100	100
Motion Bondco DAC, 6.625%, 11/15/27 (1)	200	204
		940

Financial 3.0%
Acrisure, 8.125%, 2/15/24 (1)	85	90
Acrisure, 10.125%, 8/1/26 (1)	140	151

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE CREDIT OPPORTUNITIES FUND

	Par/Shares	$ Value
(Amounts in 000s)
Ally Financial, 5.75%, 11/20/25	275	309
AmWINS Group, 7.75%, 7/1/26 (1)	510	529
Cargo Aircraft Management, 4.75%, 2/1/28 (1)	100	98
HUB International, 7.00%, 5/1/26 (1)	285	288
Navient, 7.25%, 9/25/23	345	374
Springleaf Finance, 6.125%, 3/15/24	225	237
Springleaf Finance, 6.875%, 3/15/25	155	171
		2,247

Food 1.9%
B&G Foods, 5.25%, 4/1/25	480	476
B&G Foods, 5.25%, 9/15/27	140	139
Chobani, 7.50%, 4/15/25 (1)	275	274
Post Holdings, 5.625%, 1/15/28 (1)	265	274
Post Holdings, 5.75%, 3/1/27 (1)	250	260
		1,423

Gaming 3.6%
Caesars Resort Collection, 5.25%, 10/15/25 (1)	316	312
International Game Technology, 6.25%, 2/15/22 (1)	400	411
International Game Technology, 6.25%, 1/15/27 (1)	620	651
International Game Technology, 6.50%, 2/15/25 (1)	400	433
Scientific Games International, 7.00%, 5/15/28 (1)	90	87
Scientific Games International, 7.25%, 11/15/29 (1)	90	88
Scientific Games International, 8.25%, 3/15/26 (1)	185	191
Stars Group Holdings, 7.00%, 7/15/26 (1)	250	269
Wynn Resorts Finance, 5.125%, 10/1/29 (1)	200	193
		2,635

Healthcare 11.2%
Avantor, 6.00%, 10/1/24 (1)	335	352
Avantor, 9.00%, 10/1/25 (1)	1,085	1,181

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE CREDIT OPPORTUNITIES FUND

	Par/Shares	$ Value
(Amounts in 000s)
Bausch Health, 7.00%, 3/15/24 (1)	645	665
Bausch Health, 7.00%, 1/15/28 (1)	10	11
Bausch Health, 7.25%, 5/30/29 (1)	166	183
Bausch Health, 9.00%, 12/15/25 (1)	460	512
Bausch Health Americas, 8.50%, 1/31/27 (1)	402	441
Centene, 4.25%, 12/15/27 (1)	190	196
Centene, 4.625%, 12/15/29 (1)	295	316
Centene, 5.375%, 8/15/26 (1)	305	322
HCA, 5.25%, 6/15/26	500	572
HCA, 5.375%, 2/1/25	1,215	1,342
HCA, 5.875%, 2/1/29	305	353
Hill-Rom Holdings, 4.375%, 9/15/27 (1)	90	93
Molina Healthcare, 5.375%, 11/15/22	350	365
RegionalCare Hospital Partners Holdings, 11.50%, 5/1/24 (1)	90	96
Tenet Healthcare, 4.625%, 9/1/24 (1)	365	371
Tenet Healthcare, 4.875%, 1/1/26 (1)	365	372
Teva Pharmaceutical Finance Netherlands III, 7.125%, 1/31/25
(1)	525	555
		8,298

Information Technology 2.7%
Dell International, 7.125%, 6/15/24 (1)	600	628
Go Daddy Operating, 5.25%, 12/1/27 (1)	95	98
Qorvo, 5.50%, 7/15/26	315	328
Refinitiv U.S. Holdings, 8.25%, 11/15/26 (1)	536	592
Uber Technologies, 7.50%, 9/15/27 (1)	140	146
Uber Technologies, 8.00%, 11/1/26 (1)	190	198
		1,990

Manufacturing 0.6%
Apex Tool Group, 9.00%, 2/15/23 (1)	207	180
Colfax, 6.00%, 2/15/24 (1)	95	98

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE CREDIT OPPORTUNITIES FUND

	Par/Shares	$ Value
(Amounts in 000s)
Colfax, 6.375%, 2/15/26 (1)	140	151
		429

Metals & Mining 3.0%
Arconic Rolled Products, 6.125%, 2/15/28 (1)	125	128
Constellium, 6.625%, 3/1/25 (1)	500	513
Freeport-McMoRan, 5.25%, 9/1/29	265	268
Freeport-McMoRan, 5.40%, 11/14/34	170	166
Hecla Mining, 7.25%, 2/15/28	300	295
Hudbay Minerals, 7.625%, 1/15/25 (1)	277	278
Joseph T. Ryerson & Son, 11.00%, 5/15/22 (1)	24	25
New Gold, 6.375%, 5/15/25 (1)	302	294
Novelis, 4.75%, 1/30/30 (1)	180	177
Zekelman Industries, 9.875%, 6/15/23 (1)	110	115
		2,259

Other Telecommunications 0.9%
CenturyLink, 7.50%, 4/1/24	215	241
Front Range BidCo, 4.00%, 3/1/27 (1)	70	68
Front Range BidCo, 6.125%, 3/1/28 (1)	155	153
Zayo Group, 5.75%, 1/15/27 (1)	180	183
		645

Satellites 1.8%
Intelsat Jackson Holdings, 8.50%, 10/15/24 (1)	180	158
Intelsat Jackson Holdings, 9.50%, 9/30/22 (1)	995	1,127
Intelsat Jackson Holdings, 9.75%, 7/15/25 (1)	84	74
		1,359

Services 3.0%
eG Global Finance, 6.75%, 2/7/25 (1)	200	197
eG Global Finance, 8.50%, 10/30/25 (1)	200	209

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE CREDIT OPPORTUNITIES FUND

	Par/Shares	$ Value
(Amounts in 000s)
Fair Isaac, 5.25%, 5/15/26 (1)	40	44
GFL Environmental, 7.00%, 6/1/26 (1)	55	58
HD Supply, 5.375%, 10/15/26 (1)	175	183
Hertz, 7.125%, 8/1/26 (1)	240	236
Laureate Education, 8.25%, 5/1/25 (1)	140	148
Performance Food Group, 5.50%, 10/15/27 (1)	115	121
Presidio Holdings, 4.875%, 2/1/27 (1)	30	30
Presidio Holdings, 8.25%, 2/1/28 (1)	55	57
Prime Security Services Borrower, 5.75%, 4/15/26 (1)	125	130
Prime Security Services Borrower, 6.25%, 1/15/28 (1)	125	121
Ritchie Bros Auctioneers, 5.375%, 1/15/25 (1)	325	335
WW International, 8.625%, 12/1/25 (1)	365	381
		2,250

Supermarkets 1.4%
New Albertsons, 3.50%, 2/15/23 (1)	150	150
New Albertsons, 4.875%, 2/15/30 (1)	120	120
New Albertsons, 5.875%, 2/15/28 (1)	305	318
New Albertsons, 7.45%, 8/1/29	15	16
New Albertsons, 7.50%, 3/15/26 (1)	405	447
New Albertsons, 8.00%, 5/1/31	5	5
		1,056

Utilities 3.6%
Calpine, 5.125%, 3/15/28 (1)	400	378
Clearway Energy Operating, 5.75%, 10/15/25	161	167
HAT Holdings I, 5.25%, 7/15/24 (1)	220	230
NRG Energy, 5.25%, 6/15/29 (1)	190	197
NRG Energy, 5.75%, 1/15/28	315	328
NRG Energy, 6.625%, 1/15/27	220	229
NRG Energy, 7.25%, 5/15/26	325	345

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE CREDIT OPPORTUNITIES FUND

	Par/Shares	$ Value
(Amounts in 000s)
Pacific Gas & Electric, 4.75%, 2/15/44 (4)(5)	170	192
Pacific Gas & Electric, 6.05%, 3/1/34 (4)(5)	165	188
Vistra Energy, 8.125%, 1/30/26 (1)	140	148
Vistra Operations, 5.50%, 9/1/26 (1)	290	294
		2,696

Wireless Communications 2.3%
Sprint, 7.125%, 6/15/24	205	233
Sprint, 7.25%, 9/15/21	305	323
Sprint, 7.875%, 9/15/23	135	155
Sprint Communications, 11.50%, 11/15/21	225	258
T-Mobile USA, 6.50%, 1/15/26	465	489
Ziggo Bond, 5.125%, 2/28/30 (1)	230	229
		1,687

Total Corporate Bonds (Cost $52,515)		53,453

BANK LOANS 19.5% (6)
Automotive 0.5%
Navistar, FRN, 3M USD LIBOR + 3.50%, 5.16%, 11/6/24	353	348
		348

Broadcasting 1.4%
iHeartCommunications, FRN, 1M USD LIBOR + 3.00%, 5/1/26
(7)	540	529
iHeartCommunications, FRN, 1M USD LIBOR + 6.75%, 4/30/20
(5)(7)(8)(9)	235	172
NEP Group, FRN, 3M USD LIBOR + 7.00%, 8.603%, 10/19/26	195	172
Terrier Media Buyer, FRN, 1M USD LIBOR + 4.25%, 6.148%,
12/17/26	195	193
		1,066

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE CREDIT OPPORTUNITIES FUND

	Par/Shares	$ Value
(Amounts in 000s)
Energy 1.3%
BCP Raptor, FRN, 3M USD LIBOR + 4.25%, 5.853%, 6/24/24	365	315
Chesapeake Energy, FRN, 1M USD LIBOR + 8.00%, 9.928%,
6/24/24	230	208
Felix Energy, FRN, 3M USD LIBOR + 6.50%, 8.401%, 8/9/22
Acquisition Date: 8/9/17 - 3/1/19, Cost $313 (8)(10)	316	313
Stonepeak Lonestar Holdings, FRN, 1M USD LIBOR + 4.50%,
6.336%, 10/19/26	147	144
		980

Financial 1.1%
EIG Management, FRN, 3M USD LIBOR + 3.75%, 5.353%,
2/24/25	197	196
Fiserv Investment Solutions, FRN, 1M USD LIBOR + 4.75%,
2/18/27(7)	585	587
		783

Food 0.6%
Bellring Brands, FRN, 1M USD LIBOR + 5.00%, 6.603%,
10/21/24	300	302
Chobani, FRN, 3M USD LIBOR + 3.50%, 5.103%, 10/10/23	154	151
		453

Healthcare 1.3%
Aldevron, FRN, 1M USD LIBOR + 4.25%, 6.195%, 10/12/26	255	253
Envision Healthcare, FRN, 3M USD LIBOR + 3.75%, 5.353%,
10/10/25	274	220
Loire Finco Luxembourg, FRN, 1M USD LIBOR + 3.50%,
1/24/27(7)	270	268
Versant Health Holdco, FRN, 3M USD LIBOR + 6.75%, 8.36%,
12/1/25	220	220
		961

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE CREDIT OPPORTUNITIES FUND

	Par/Shares	$ Value
(Amounts in 000s)
Information Technology 1.1%
Refinitiv U.S. Holdings, FRN, 1M USD LIBOR + 3.25%, 4.853%,
10/1/25	736	734
TIBCO Software, FRN, 1M USD LIBOR + 7.75%, 2/13/28 (7)	55	55
		789

Metals & Mining 1.0%
Aleris International, FRN, 3M USD LIBOR + 4.75%, 6.353%,
2/27/23	774	772
		772

Restaurants 0.4%
Tacala Investment, FRN, 1M USD LIBOR + 7.50%, 9.103%,
2/4/28	325	317
		317

Retail 0.2%
Party City Holdings, FRN, 3M USD LIBOR + 2.75%, 8/19/22 (7)	185	168
		168

Satellites 0.8%
Iridium Satellite, FRN, 1M USD LIBOR + 3.75%, 5.353%,
11/4/26	630	629
		629

Services 4.8%
Kronos, FRN, 3M USD LIBOR + 3.00%, 4.763%, 11/1/23	1,215	1,204
Kronos, FRN, 3M USD LIBOR + 8.25%, 10.01%, 11/1/24 (7)	1,730	1,734
Prime Security Services Borrower, FRN, 1M USD LIBOR +
3.25%, 4.912%, 9/23/26	272	265
Renaissance Holdings, FRN, 3M USD LIBOR + 7.00%, 8.603%,
5/29/26	185	178

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE CREDIT OPPORTUNITIES FUND

	Par/Shares	$ Value
(Amounts in 000s)
WW International, FRN, 3M USD LIBOR + 4.75%, 6.72%,
11/29/24	153	152
		3,533

Utilities 0.6%
Pacific Gas & Electric, FRN, 3M USD LIBOR + 2.25%, 3.93%,
12/31/20 (8)	410	410
		410

Wireless Communications 4.4%
Asurion, FRN, 1M USD LIBOR + 3.00%, 4.603%, 11/3/24	818	808
Asurion, FRN, 3M USD LIBOR + 6.50%, 8.103%, 8/4/25	2,245	2,248
Sprint Capital, 6.875%, 11/15/28	170	202
		3,258

Total Bank Loans (Cost $14,640)		14,467

CONVERTIBLE BONDS 0.0%
Energy 0.0%
Cheniere Energy, 4.25%, 3/15/45	25	19
		19

Total Convertible Bonds (Cost $19)		19

COMMON STOCKS 1.0%
Media & Advertising 0.2%
Clear Channel Outdoor Holdings (5)	86	179
		179

Media & Communications 0.7%
iHeartMedia, Class A (5)	32	483
		483

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE CREDIT OPPORTUNITIES FUND

	Par/Shares	$ Value
(Amounts in 000s)
Metals 0.1%
Alcoa (5)	5	68
		68

Wireless Communications 0.0%
T-Mobile USA, CVR, 4.75%, 2/1/28 (5)(8)	230	1
T-Mobile USA, CVR, 6.50%, 1/15/26 (5)(8)	370	4
		5

Total Common Stocks (Cost $1,040)		735
CONVERTIBLE PREFERRED STOCKS 3.1%
Consumer Products 0.0%
Elanco Animal Health, 5.00%, 2/1/23	—	17
		17

Energy 1.0%
Targa Resources, Series A, 9.50%, Acquisition Date: 10/30/17-
11/27/19, Cost $758 (3)(10)	1	749
		749

Healthcare 0.4%
Avantor, Series A, 6.25%, 5/15/22	5	273
		273

Manufacturing 0.3%
Danaher, Series A, 4.75%, 4/15/22	—	218
		218

Utilities 1.1%
American Electric Power, 6.125%, 3/15/22	4	207
NextEra Energy, 4.872%, 9/1/22	1	60

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE CREDIT OPPORTUNITIES FUND

	Par/Shares	$ Value
(Amounts in 000s)
NextEra Energy, 5.279%, 3/1/23	5	215
Sempra Energy, Series A, 6.00%, 1/15/21	3	288
		770

Wireless Communications 0.3%
Crown Castle International, Series A, 6.875%, 8/1/20	—	235
		235

Total Convertible Preferred Stocks (Cost $2,151)		2,262
SHORT-TERM INVESTMENTS 6.8%
Money Market Funds 6.8%
T. Rowe Price Government Reserve Fund, 1.59% (11)(12)	5,023	5,023
Total Short-Term Investments (Cost $5,023)		5,023

Total Investments in Securities 102.4%
(Cost $75,388)		$75,959
Other Assets Less Liabilities (2.4)%		(1,755)
Net Assets 100.0%		$74,204

‡	Par/Shares and Notional Amount are denominated in U. S. dollars unless otherwise noted.
(1)	Security was purchased pursuant to Rule 144A under the Securities Act of
1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to $37,290 and represents 50.3% of net assets.
(2)	Security is a fix-to-float security, which carries a fixed coupon until a certain date, upon which it switches to a floating rate. Reference rate and spread is provided if the rate is currently floating.
(3)	Perpetual security with no stated maturity date.
(4)	Security is in default or has failed to make a scheduled interest and/or principal payment.
(5)	Non-income producing
(6)	Bank loan positions may involve multiple underlying tranches. In those instances, the position presented reflects the aggregate of those respective underlying tranches and the rate presented reflects the weighted average rate of the settled positions.

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE CREDIT OPPORTUNITIES FUND

(7)	All or a portion of this loan is unsettled as of February 29, 2020. The interest rate for unsettled loans will be determined upon settlement after period end.
(8)	Level 3 in fair value hierarchy.
(9)	Issuer is currently in a bankruptcy reorganization proceeding; the amount and timing of future distributions is uncertain.
(10)	Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules ("restricted security").
Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The fund has registration rights for certain restricted securities. Any costs related to such registration are borne by the issuer. The aggregate value of restricted securities (excluding 144A holdings) at period-
end amounts to $1,062 and represents 1.4% of net assets.
(11)	Seven-day yield
(12)	Affiliated Companies
1M USD LIBOR	One month USD LIBOR (London interbank offered rate)
3M USD LIBOR	Three month USD LIBOR (London interbank offered rate)
CVR	Contingent Value Rights
FRN	Floating Rate Note
VR	Variable Rate; rate shown is effective rate at period-end. The rates for certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and based on current market conditions.

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE CREDIT OPPORTUNITIES FUND

(Amounts In 000s)

SWAPS 0.0%
			Upfront
	Notional		Payments/	Unrealized
Description	Amount	$ Value	$ (Receipts)	$ Gain/(Loss)
BILATERAL SWAPS 0.0%
Credit Default Swaps, Protection Bought 0.0%
Barclays Bank, Protection Bought (Relevant
Credit: Realogy Group, 4.88%, 6/1/23), Pay
5.00% Quarterly, Receive upon credit default,
6/20/24	365	(20)	49	(69)
Total Bilateral Credit Default Swaps, Protection Bought			49	(69)

Total Bilateral Swaps			49	(69)

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE CREDIT OPPORTUNITIES FUND

Affiliated Companies
($000s)

The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the nine months ended February 29, 2020. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.

		Change in Net
	Net Realized Gain		Unrealized	Investment
Affiliate		(Loss)	Gain/Loss	Income
T. Rowe Price Government
Reserve Fund	$	—#	$—	$79	+

Supplementary Investment Schedule
	Value	Purchase	Sales	Value
Affiliate	5/31/19	Cost	Cost	2/29/20
T. Rowe Price Government
Reserve Fund	$5,075	¤	¤	$5,023	^

#	Capital gain distributions from mutual funds represented $0 of the net realized gain (loss) .
+	Investment income comprised $79 of dividend income and $0 of interest income.
¤	Purchase and sale information not shown for cash management funds.
^	The cost basis of investments in affiliated companies was $5,023.

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE CREDIT OPPORTUNITIES FUND
Unaudited
NOTES TO PORTFOLIO OF
INVESTMENTS

T. Rowe Price Credit Opportunities Fund (the fund) is registered under the Investment Company Act of 1940 (the 1940
Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial
Accounting Standards Board Accounting Standards Codification Topic 946. The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.

VALUATION

The fund’s financial instruments are valued at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business.

Fair Value
The fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The T. Rowe Price Valuation Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with GAAP and the 1940 Act. Subject to oversight by the Board, the
Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes procedures to value securities; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions; oversees the selection, services, and performance of pricing vendors; oversees valuation-related business continuity practices; and provides guidance on internal controls and valuation-related matters. The Valuation Committee reports to the Board and has representation from legal, portfolio management and trading, operations, risk management, and the fund’s treasurer.

Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:

Level 1 - quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

Level 2 - inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

Level 3 - unobservable inputs

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument.
Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs.
When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.

T. ROWE PRICE CREDIT OPPORTUNITIES FUND

Valuation Techniques
Debt securities generally are traded in the over-the-counter (OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Generally, debt securities are categorized in Level
2 of the fair value hierarchy; however, to the extent the valuations include significant unobservable inputs, the securities would be categorized in Level 3.

Equity securities listed or regularly traded on a securities exchange or in the OTC market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices. Actively traded equity securities listed on a domestic exchange generally are categorized in Level 1 of the fair value hierarchy. OTC Bulletin Board securities, certain preferred securities, and equity securities traded in inactive markets generally are categorized in Level 2 of the fair value hierarchy.

Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation and are categorized in Level 1 of the fair value hierarchy. Swaps are valued at prices furnished by an independent pricing service or independent swap dealers and generally are categorized in Level 2 of the fair value hierarchy; however, if unobservable inputs are significant to the valuation, the swap would be categorized in Level 3.

Thinly traded financial instruments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the Valuation Committee. The objective of any fair value pricing determination is to arrive at a price that could reasonably be expected from a current sale. Financial instruments fair valued by the Valuation Committee are primarily private placements, restricted securities, warrants, rights, and other securities that are not publicly traded.

Subject to oversight by the Board, the Valuation Committee regularly makes good faith judgments to establish and adjust the fair valuations of certain securities as events occur and circumstances warrant. For instance, in determining the fair value of troubled or thinly traded debt instruments, the Valuation Committee considers a variety of factors, which may include, but are not limited to, the issuer’s business prospects, its financial standing and performance, recent investment transactions in the issuer, strategic events affecting the company, market liquidity for the issuer, and general economic conditions and events. In consultation with the investment and pricing teams, the Valuation Committee will determine an appropriate valuation technique based on available information, which may include both observable and unobservable inputs. The Valuation Committee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Committee may also consider other valuation methods such as a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis and updated as information becomes available, including actual purchase and sale transactions of the issue. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions, and fair value prices determined by the Valuation Committee could differ from those of other market participants. Depending on the relative significance of unobservable inputs, including the valuation technique(s) used, fair valued securities may be categorized in Level 2 or 3 of the fair value hierarchy.

T. ROWE PRICE CREDIT OPPORTUNITIES FUND

Valuation Inputs
The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on February 29, 2020 (for further detail by category, please refer to the accompanying Portfolio of Investments):

($000s)	Level 1	Level 2	Level 3	Total Value
Assets
Fixed Income Securities[1]	$—	$ 53,472	$ —	$ 53,472
Bank Loans	—	13,572	895	14,467
Common Stocks	730	—	5	735
Convertible Preferred Stocks	—	2,262	—	2,262
Short-Term Investments	5,023	—	—	5,023
Total	$5,753	$ 69,306	$ 900	$ 75,959
Liabilities
Swaps	$—	$ 20	$ —	$ 20

[1] Includes Corporate Bonds, Convertible Bonds.

Following is a reconciliation of the fund’s Level 3 holdings for the period ended February 29, 2020. Gain (loss) reflects both realized and change in unrealized gain/loss on Level 3 holdings during the period, if any. The change in unrealized gain/loss on Level 3 instruments held at February 29, 2020, totaled $(3,000) for the period ended February 29, 2020.
During the period, transfers into Level 3 resulted from a lack of observable market data for the security.

($000s)	Beginning	Gain (Loss)		Transfers Into	Ending Balance
	Balance 6/1/19	During Period	Total Sales	Level 3	2/29/20
Investment in Securities
Bank Loans	$745	$5	$(439)	$584	$895
Common Stocks	5	—	—	—	5
Total	$750	$5	$(439)	$584	$900